Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Operating lease agreements

In October 2016, the Company entered into a lease agreement for laboratory space in Foster City, California, United States. The lease has a term of 5 years and expires in October 2021.  The annual rental expense approximates $0.2 million. The Company was provided with one month of free rent.

In November 2017, the Company entered into a lease agreement for laboratory space in Menlo Park, California, United States. The lease expires in November 2020. The annual rental expense approximates $0.8 million. The Company was provided with one month of free rent.

In January 2018, the Company entered into a lease agreement for additional office space in London, United Kingdom. The lease has a term of five years and terminates in January 2023. The annual rental expense approximates $0.8 million.

In March 2018, the Company entered into a lease agreement for office space in Boston, Massachusetts, United States, which terminates in September 2022. The annual rental expense approximates $0.3 million.

In December 2018, the Company leased additional office space in London, United Kingdom. The lease commenced on December 7, 2018 and terminates on January 7, 2023. The annual rental expense approximates $0.1 million.

Fremont lease agreement

In December 2018, the Company leased manufacturing and office space in Fremont, California, which terminates in May 2030. The annual rent expense approximates $2.4 million. The Company was provided with 8 months of free rent. Subject to the terms of the lease agreement, the Company executed a $3.0 million letter of credit upon signing the lease, which may be reduced by 25% subject to reduction requirements specified therein. This amount is classified as restricted cash on the consolidated balance sheet.

The Company intends to perform non-normal tenant improvements to the property to customize the facility to suit the Company’s unique manufacturing needs. The Company is responsible for paying directly the costs associated with the construction project and as such the Company will be deemed for accounting purposes only to be the owner of the construction project, even though it is not the legal owner. As of December 31, 2018, no construction has begun related to the facility. The lease provides for approximately $5.0 million in tenant improvement allowances to be reimbursed to the Company by the landlord, which will be amortized into rental expense over the term of the lease.

Upon the start of construction, the Company is required to deposit $10.0 million in an escrow account. Subject to the terms of the lease and reduction provisions, this amount may be decreased to nil over time. As of December 31, 2018, no construction has begun, and the Company has no funds deposited in the escrow account.

Future minimum lease payments

The following table summarizes the future minimum lease payments due under all operating leases as of December 31, 2018:

Due in:	(in thousands)
2019	$3,303
2020	4,910
2021	4,135
2022	3,921
2023	2,844
Thereafter	20,386
Total	$39,499

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid.

The Company recorded rent expense of $2.4 million, $0.7 million and $0.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Other funding commitments

The Company has entered into several license agreements (Note 9). In connection with these agreements the Company is required to make milestone payments and annual license maintenance payments not met at December 31, 2018 and 2017 or royalties on future sales of specified products. The Company determined that no milestone payments that have not already been accrued were probable as of December 31, 2018.

Commitment with contract manufacturing organization

The Company has entered into agreements with contract manufacturing organizations relating to the provision of manufacturing services and purchase of clinical material to be used in clinical trials that include minimum purchase commitments. As of December 31, 2018, and December 31, 2017, there was $0.8 million and $nil included within prepayments relates to prepaid instalments against these minimum commitments. The Company is committed to make further payments totaling $10.1 million between January 2019 and March 2021.

Legal proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.